Securities Sold Under Agreements to Repurchase (Narrative) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase	$ 176,700	$ 190,590	$ 226,160
Securities sold under agreements to repurchase, fair value of collateral	$ 177,200	$ 188,610	$ 224,160
Minimum
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase, maturity period	1 day	1 day
Maximum
Offsetting Assets [Line Items]
Securities sold under agreements to repurchase, maturity period	4 days	4 days